Issued Capital (Tables)	6 Months Ended
Dec. 31, 2022
Issued Capital [Abstract]
Schedule of issued capital
	Consolidated
	31 December	30 June	31 December	30 June
	2022	2022	2022	2022
	Shares	Shares	$	$

Issued Capital Ordinary	196,053,969	166,749,382	71,803,404	61,822,859

Schedule of ordinary share
	31 December	30 June	31 December	30 June
	2022	2022	2022	2022
Share movements during the period - ordinary shares	Shares	Shares	$	$

At the start of the period	166,749,382	136,362,538	61,822,859	39,213,794
Shares issued on exercise of Performance rights	10,000,000	5,000,000	8,305,200	1,996,500
Shares issued on exercise of Options	-	3,103,622	-	1,665,905
Shares issued to related party	-	2,000,000	-	920,000
Share based payments	-	1,172,812	-	1,050,237
Share issue - NASDAQ IPO	-	16,100,000	-	16,706,786
Share issue - conversion of convertible note	-	3,010,410	-	3,125,964
Share issue - Vertica acquisition	1,500,000	-	180,000	-
Share issue - Wellteq acquisition	17,804,587	-	1,673,631	-
Less share issue costs	-	-	(178,286)	(2,856,327)
	196,053,969	166,749,382	71,803,404	61,822,859